UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      AKJ Asset Management, LLC

Address:   1180 Harker Avenue
           Palo Alto, CA  94301


Form 13F File Number: 28-10308


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth R. Bilodeau, Jr.
Title:  Manager
Phone:  650-326-9090

Signature,  Place,  and  Date  of  Signing:

/s/ Kenneth R. Bilodeau, Jr.       Palo Alto, CA                      4/5/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              72

Form 13F Information Table Value Total:  $      129,484
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
Apple Computer           cs             037833100      396      660 SH       SOLE       N/A         0    n/a     660
ABM Industries, Inc.     cs             000957100      316   13,000 SH       SOLE       N/A         0    n/a  13,000
Automatic Data Proc      cs             053015103    2,975   53,909 SH       SOLE       N/A         0    n/a  53,909
Ameren Corp.             cs             023608102      843   25,866 SH       SOLE       N/A         0    n/a  25,866
Amer Electric Power      cs             025537101    1,557   40,370 SH       SOLE       N/A         0    n/a  40,370
AFLAC Inc                cs             001055102    1,718   37,364 SH       SOLE       N/A         0    n/a  37,364
Amerigas Partners        oa             030975106      931   22,973 SH       SOLE       N/A         0    n/a  22,973
Ares Capital Corp.       cs             04010L103      401   24,535 SH       SOLE       N/A         0    n/a  24,535
American Express         cs             025816109      727   12,557 SH       SOLE       N/A         0    n/a  12,557
Boeing                   cs             097023105    2,804   37,700 SH       SOLE       N/A         0    n/a  37,700
Bank America             cs             060505104      887   92,634 SH       SOLE       N/A         0    n/a  92,634
BP PLC ADR               cs             055622104    2,624   58,300 SH       SOLE       N/A         0    n/a  58,300
Conagra Foods Inc.       cs             205887102      716   27,265 SH       SOLE       N/A         0    n/a  27,265
Caterpillar Inc.         cs             149123101    3,190   29,950 SH       SOLE       N/A         0    n/a  29,950
Mack Cali RealtyREIT     oa             554489104    2,443   84,755 SH       SOLE       N/A         0    n/a  84,755
Cisco Systems            cs             17275R102    3,416  161,504 SH       SOLE       N/A         0    n/a 161,504
Capitalsource Inc        cs             14055X102      443   67,192 SH       SOLE       N/A         0    n/a  67,192
Dominion Res Inc VA      cs             25746U109    1,937   37,815 SH       SOLE       N/A         0    n/a  37,815
Diebold Incorporated     cs             253651103    1,909   49,550 SH       SOLE       N/A         0    n/a  49,550
D T E Energy Company     cs             233331107      315    5,725 SH       SOLE       N/A         0    n/a   5,725
Duke Power               cs             26441C105    1,205   57,367 SH       SOLE       N/A         0    n/a  57,367
I Shares Dow Div         cs             464287168    4,417   78,932 SH       SOLE       N/A         0    n/a  78,932
Consolidated Edison      cs             209115104    1,999   34,222 SH       SOLE       N/A         0    n/a  34,222
I Share Tr MSCI          cs             464287465    2,300   41,904 SH       SOLE       N/A         0    n/a  41,904
Emerson Electric Co      cs             291011104    2,841   54,450 SH       SOLE       N/A         0    n/a  54,450
General Electric         cs             369604103    2,536  126,333 SH       SOLE       N/A         0    n/a 126,333
Great Plains Energy      cs             391164100    1,745   86,104 SH       SOLE       N/A         0    n/a  86,104
Health Care REIT         oa             42217K106      248    4,507 SH       SOLE       N/A         0    n/a   4,507
HCP Inc. REIT            oa             40414L109    3,510   88,938 SH       SOLE       N/A         0    n/a  88,938
Hawaiian Elec Indus      cs             419870100      600   23,670 SH       SOLE       N/A         0    n/a  23,670
Hospitality Pptys Tr     oa             44106M102    1,917   72,425 SH       SOLE       N/A         0    n/a  72,425
iShares iBoxx HY Cor     cs             464288513      289    3,190 SH       SOLE       N/A         0    n/a   3,190
Intel                    cs             458140100    3,786  134,668 SH       SOLE       N/A         0    n/a 134,668
ISharesRussl1000Valu     cs             464287598    1,401   20,000 SH       SOLE       N/A         0    n/a  20,000
ISharesRussl 1000 Gr     cs             464287614    1,682   25,450 SH       SOLE       N/A         0    n/a  25,450
Johnson and Johnson      cs             478160104    1,484   22,493 SH       SOLE       N/A         0    n/a  22,493
JP Morgan Chase          cs             46625H100    3,367   73,235 SH       SOLE       N/A         0    n/a  73,235
Kinder Morgan Hold       cs             49455B101    1,730   44,750 SH       SOLE       N/A         0    n/a  44,750
Kinder Morgan Energy     oa             494550106    4,210   50,880 SH       SOLE       N/A         0    n/a  50,880
Kinder Morgan Mgmt       cs             49455U100    1,776   23,793 SH       SOLE       N/A         0    n/a  23,793
Coca-Cola Co.            cs             191216100    3,534   47,746 SH       SOLE       N/A         0    n/a  47,746
Lincoln National         cs             534187109      857   32,517 SH       SOLE       N/A         0    n/a  32,517
Herman Miller Inc        cs             600544100      242   10,558 SH       SOLE       N/A         0    n/a  10,558
3M Company               cs             88579Y101    3,237   36,282 SH       SOLE       N/A         0    n/a  36,282
Altria Group Inc         cs             02209S103      499   16,175 SH       SOLE       N/A         0    n/a  16,175
Marathon Pete Corp       cs             56585A102    1,397   32,225 SH       SOLE       N/A         0    n/a  32,225
Marathon Oil Corp        cs             565849106    2,049   64,650 SH       SOLE       N/A         0    n/a  64,650
Nveen CA Mn Val Mf       cs             67062C107      973   99,332 SH       SOLE       N/A         0    n/a  99,332
Nucor Corp               cs             670346105    2,734   63,650 SH       SOLE       N/A         0    n/a  63,650
O G E Energy Cp Hldg     cs             670837103      713   13,320 SH       SOLE       N/A         0    n/a  13,320
Oracle                   cs             68389X105    2,083   71,450 SH       SOLE       N/A         0    n/a  71,450
Occidental Pet           cs             674599105      219    2,300 SH       SOLE       N/A         0    n/a   2,300
Precision Castparts      cs             740189105    6,870   39,733 SH       SOLE       N/A         0    n/a  39,733
Pfizer                   cs             717081103    1,516   66,950 SH       SOLE       N/A         0    n/a  66,950
Proctor and Gamble       cs             742718109    3,452   51,366 SH       SOLE       N/A         0    n/a  51,366
Progress Energy Inc      cs             743263105    2,255   42,460 SH       SOLE       N/A         0    n/a  42,460
Philip Morris Intnl      cs             718172109    1,221   13,775 SH       SOLE       N/A         0    n/a  13,775
Pinnacle West            cs             723484101    1,110   23,175 SH       SOLE       N/A         0    n/a  23,175
Penn West Pete Ltd       cs             707887105    2,919  149,147 SH       SOLE       N/A         0    n/a 149,147
Scana Corporation        cs             80589M102    2,326   51,000 SH       SOLE       N/A         0    n/a  51,000

                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------ -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ -------
The Southern Company     cs             842587107    1,766   39,300 SH       SOLE       N/A         0    n/a  39,300
A T & T Inc              cs             00206R102      240    7,695 SH       SOLE       N/A         0    n/a   7,695
Integrys Energy Grp.     cs             45822P105    1,360   25,659 SH       SOLE       N/A         0    n/a  25,659
US Bancorp               cs             902973304      288    9,090 SH       SOLE       N/A         0    n/a   9,090
Vanguard Div Apprec      cs             921908844      290    4,950 SH       SOLE       N/A         0    n/a   4,950
Vulcan Materials Co.     cs             929160109      564   13,204 SH       SOLE       N/A         0    n/a  13,204
Vanguard Value ETF       cs             922908744    3,662   63,490 SH       SOLE       N/A         0    n/a  63,490
Vanguard Growth Idx      cs             922908736    2,932   41,318 SH       SOLE       N/A         0    n/a  41,318
Walgreen                 cs             931422109    2,586   77,216 SH       SOLE       N/A         0    n/a  77,216
Wells Fargo              cs             949746101      809   23,691 SH       SOLE       N/A         0    n/a  23,691
Xcel Energy              cs             98389B100      475   17,945 SH       SOLE       N/A         0    n/a  17,945
Exxon Mobil Corp.        cs             30231G102      715    8,242 SH       SOLE       N/A         0    n/a   8,242